Significant Clients - Additional Information (Detail)	12 Months Ended
	Dec. 31, 2012 Customer	Dec. 31, 2011 Customer	Dec. 31, 2010 Customer
Percentage of dollar value traded	10.00%	10.00%	10.00%
Number of significant clients	0	0	0